15. COMMITMENTS	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Note 15. COMMITMENTS

The Company is committed to make lease payments for the rental of office space as follows:

2012	$155,558
2013	209,511
2014	206,180
2015	209,987
2016	212,706
2017	88,628
$1,082,570

The Company incurred lease expense of $184,139 (June 30, 2011 – $170,156) for the six months ended June 30, 2012.